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                       Interactive Systems Worldwide, Inc.
                                 2 Andrews Drive
                            West Paterson, NJ 07424



                                                     January 20, 2006

Barbara C. Jacobs, Esq.
Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                  Re:    Interactive Systems Worldwide Inc.
                         Schedule 14A Filed January 10, 2006
                         File No. 0-21831

Dear Ms. Jacobs:

                  This letter is submitted on behalf of Interactive Systems Worldwide Inc. (the "Company") in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission ("SEC") with respect to the Company's Preliminary Proxy Statement on Schedule 14A for its 2006 Annual Meeting of Stockholders, filed on January 10, 2006 (the "Preliminary Proxy Statement"), as set forth in your letter to James McDade, dated January 18, 2006. We are filing on EDGAR an Amendment No. 1 to the Preliminary Proxy Statement in response to such comments.

                  For reference purposes, the text of your letter dated January 18, 2006 been reproduced herein with responses below each numbered comment.

Proposal No. 2, page 14

         1. We note your statement that "th[e] summary of the terms [of the Series C preferred stock, warrants and related financing] is general in nature and is qualified by reference to actual agreements attached in exhibits to [your] filings." Your discussion of the terms of the Series C preferred stock, warrants and related financing should be materially complete without reference to any formal document. In this regard, please revise this section to include all material information regarding the terms and modify your statement that your disclosure is "qualified by reference." We note, for example, your later reference of anti-dilution adjustments that contribute to your need to seek stockholder approval to issue additional shares without any substantive discussion of such anti-dilution adjustments. In your reference to the agreements, please specifically identify the agreements and filings in which such agreements were filed.

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Barbara C. Jacobs                                              January 20, 2006

                                      -2-

                  Response

                  We have made the requested revisions to Proposal No. 2 in the amended Preliminary Proxy Statement being filed.

         2. You indicate that the issuance of greater than approximately 2.1 million shares of common stock would require stockholder approval. The Series C preferred stock and warrants, however, are only convertible into an aggregate of 1,623,770 shares of common stock excluding dividends payable in stock and any anti-dilution adjustments. Please further elaborate in your disclosure why you are seeking stockholder approval of your proposal and why you feel that it is necessary, i.e., specifically discuss the circumstances and/or any plans under which shares in excess of 20 percent of the outstanding common stock or voting power will be issued. In so doing, please provide tabular information reflecting the number of shares issuable as dividends and anti-dilution adjustments over a sample range of reasonable stock prices. Please also discuss the likelihood of paying the dividends in cash or stock as well as whether you have any plans for a transaction that may result in anti-dilution adjustments.

                  Response

                  We have made the requested revisions to Proposal No. 2 in the amended Preliminary Proxy Statement being filed.

                  In response to your request, the Company hereby acknowledges that:

                  o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

                  o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

                  o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                  It would be appreciated if the staff would advise the undersigned at (973) 256-8181, ext. 24 or our counsel Richard M. Hoffman or Norman Alpert of Friedman Kaplan Seiler & Adelman LLP at (212) 833-1116 and
(212) 833-1113, respectively, as promptly as possible if there are responses to the Staff's comments that require further information or discussion, in order that prompt action with respect to such matters may be taken.

                                   Sincerely,

                                   INTERACTIVE SYSTEMS WORLDWIDE, INC.


                                   By: /s/ James McDade
                                      -----------------------------------------
                                      James McDade
                                      Vice President - Chief Financial Officer

cc: Richard M. Hoffman
    Norman Alpert